Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On February 14, 2025, the Company's Board of Directors approved and declared a cash dividend of $150.0 million on its issued and outstanding common shares to Parent, payable on February 24, 2025.

On January 27, 2025 the Company's Board of Directors approved and declared a cash dividend on its issued and outstanding preference shares, payable on March 15, 2025 or the next business day thereafter to holders of record at the close of business on March 10, 2025 as follows:

Preference Share Series	Dividend Rate	Dividend Per Share
Series A	8.500%	$0.5312500
Series B	8.000%	$0.5000000
Series C	7.375%	$0.4609375
Series D	6.875%	$0.4296875
Series E	5.750%	$0.3593750

On February 6, 2025, the Company completed a public offering of the Series F Preference Shares and received $144.6 million in aggregate net proceeds after deducting underwriting discounts and estimated offering expenses of $5.4 million. The net proceeds from the sale of Series F Preference Shares will be used for general corporate purposes, including the purchase of containers, payment of dividends and repayment or repurchase of outstanding indebtedness.